Financial instruments - fair values and risk management - Financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Financial instruments - fair values and risk management
Financial liabilities	$ 27,784	$ 32,744
Trade and other payables
Financial instruments - fair values and risk management
Financial liabilities	25,649	30,303
Financial liabilities not measured at fair value
Financial instruments - fair values and risk management
Financial liabilities	25,649	30,303
Financial liabilities not measured at fair value | Trade and other payables
Financial instruments - fair values and risk management
Financial liabilities	25,649	30,303
Financial liabilities measured at fair value
Financial instruments - fair values and risk management
Financial liabilities	16,015	30,273
Financial liabilities measured at fair value | Put option liability | Level 3
Financial instruments - fair values and risk management
Financial liabilities	15,002	28,995
Financial liabilities measured at fair value | Share warrant obligation | Level 1
Financial instruments - fair values and risk management
Financial liabilities	$ 1,013	$ 1,278